Employee Savings and Stock Ownership Plans (Detail 2) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Savings and Stock Ownership Plans
Dividends on shares held by the ESOP		$ 31	$ 33
Company contributions to the ESOP		16	14
Interest incurred on ESOP notes		1	3
Amounts reported as employee benefit expense - expenses related to debt service		10	9
Amounts reported as employee benefit expense - expenses related to treasury shares		25	3
Amounts reported as employee benefit expense - expenses for Company contributions made in cash	$ 97	$ 6
ESOP Debt Shares
Allocated (in shares)		14,473,474	14,240,026
Committed to be released (in shares)			27,201
Unreleased (in shares)			1,333,692